BORROWINGS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BORROWINGS

12. BORROWINGS

	December 31,
	2,021	2,022
	RMB	RMB
Short-term borrowings
– Secured bank loans	5,500	-
Long-term borrowings	8,004	-

Secured bank loans

During the year ended December 31, 2021, the secured bank loans of RMB5,500 was from the business acquisition of Zhuge Inc. The short-term bank borrowings were secured by Kongmiao, the founder of Zhuge Inc. During the year ended December 31, 2022, the secured bank loans were repaid.

As of December 31, 2021, the secured bank loans bear a weighted average interest rate of 5.45% per annum, and mature at various times within one year and contain no renewal terms.

Long-term borrowings

During the year ended December 31, 2021, the long-term borrowings of RMB8,004 was from the business acquisition of Zhuge Inc. During the year ended December 31, 2022, the long-term borrowings were repaid.

As of December 31, 2021, the secured bank loans bear a weighted average interest rate of 8% per annum, and mature at various times within one year and contain renewal terms.